[LOGO]             Investing
EATON VANCE        for the
------------       21st
Mutual Funds       Century

ANNUAL REPORT DECEMBER 31, 1997

[graphic omitted]

                                  EATON VANCE
                                   PRIME RATE
                                    RESERVES

                                  EATON VANCE
                     GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION

Eaton Vance Prime Rate Reserves as of December 31, 1997

LETTER TO SHAREHOLDERS

[photo of James B. Hawkes]

Eaton Vance Prime Rate Reserves had a total return of 7.0% for the year ended December 31, 1997.(1) That return was the result of shareholder distributions of $0.676 per share from net investment income and no change in net asset value per share from $9.99 on December 31, 1996 to December 31, 1997. Based on the Fund's closing net asset value per share of $9.99 on December 31, 1997, the Fund had a distribution rate of 6.93%.(2) The Fund's SEC 30-day yield at December 31 was 6.98%.(3)

The Fund again met its investment objective of providing a high level of current income while maintaining a relatively stable net asset value.

The Fund's returns again outpaced other short-term investments...

The Fund's return was especially impressive in the context of recent inflation trends. With a vigilant Federal Reserve at the helm and increased global competition, most inflationary forces within the economy have receded. As a measure of weaker inflation, the Consumer Price Index, a measure of inflation at the consumer level, posted a rise of just 1.7% in 1997. Not surprisingly, investors' returns from short-term instruments have declined correspondingly. Yet, Eaton Vance Prime Rate Reserves maintained its yield advantage over other short-term vehicles. The Fund's distribution rate was significantly higher than the returns from money market mutual funds,

3-month certificates of deposit, and bank money market accounts, which offered rates of 5.25%, 4.11%, and 3.45%, respectively. Of course, unlike bank certificates of deposit, the Fund is not insured and does not offer a fixed rate of return; and unlike money market accounts, the Fund's principal value and return can fluctuate with changing market conditions.

Eaton Vance Prime Rate Reserves continues its mandate for conservative investors...

1997 was a year in which the equity and bond markets produced very strong performances. Yet, at year-end, economic events in Asia raised concerns over the direction of the markets in the coming year. With a rising degree of economic uncertainty, risk-conscious investors would do well to remember the tendency of the markets to revert to their historical trends. As we enter the new year, the Fund continues its conservative mandate of seeking high current income from a portfolio of senior floating-rate loans. In the pages that follow, co-portfolio managers Scott Page and Payson Swaffield review the events of the past year and offer their insights on the period ahead.

Sincerely,

/s/ James B. Hawkes

    James B. Hawkes
    President
    February 9, 1998

------------------------------------------------------------------------------
FUND INFORMATION
AS OF DECEMBER 31, 1997

Performance(4)

Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One year                       7.0%
Five years                     6.7
Life of Fund (8/4/89)          7.2

SEC Average Annual Total Returns (including applicable EWC)
------------------------------------------------------------------------------
One year                       4.0%
Five years                     6.7
Life of Fund (8/4/89)          7.2

Ten Largest Holdings(5) By total net assets
------------------------------------------------------------------------------
Stone Container Corp.                       1.8%
Jefferson Smurfit Corp.                     1.7
Chancellor Radio Broadcasting, Inc.         1.7
Ralph's Grocery Company                     1.6
Tricon Global Restaurants, Inc.             1.6
Revlon Consumer Products Company            1.5
National Medical Care, Inc.                 1.5
TCI Pacific, Inc.                           1.5
Decisionone Corp.                           1.3
Breed Technologies, Inc.                    1.3

(1) This return does not include the applicable early withdrawal charge (EWC).
(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect applicable EWC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.
(5) Ten largest holdings account for 15.5% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Prime Rate Reserves as of December 31, 1997

Management Discussion

An interview with Scott H. Page and Payson F. Swaffield, co-portfolio managers of Senior Debt Portfolio.

[photo of Scott H. Page]

[Photo of Payson F. Swaffield]

Q: Payson, were there any major developments in the loan market during the past year?

A: MR. SWAFFIELD: There were several noteworthy trends. First, the market continued its rapid growth, with new supply rising to $194 billion. That marked a significant increase over the previous year. Much of the increased supply came in the second half of the year, allowing us to redeploy the sizable cash position we had built in late 1996 and early 1997. A second development was the rise in the number of non-bank, institutional market participants. That is significant because it creates a wider distribution network for loans.

    Finally, the secondary loan market grew to around $50 billion during the year. That is a significant benchmark because it demonstrates a growing liquidity within the market. Thus, while the market continued its impressive growth in 1997, it also added liquidity and depth, which are important market characteristics for conservative investors.

Q:  Scott, how have you structured the Portfolio in recent months?

A: MR. PAGE: We've adopted a somewhat more defensive approach in recent months. While the economy continues to register good growth, there have been some anecdotal signs of a slowdown, with some sectors reporting rising inventories. Further concerns have arisen in the wake of the Asian financial turmoil of recent months. A slower Asian regional economy could have an impact on demand within some U.S. export sectors. Accordingly, we've increased our exposure to some defensive sectors, while lowering our exposure to some of the more economically-sensitive, cyclical sectors.

Q:  What were some of the defensive areas you favored?

A: MR. SWAFFIELD: Health care has been our largest addition to the Portfolio. The health care industry has been characterized by a growing consolidation in recent years. Providers seek economies of scale to operate more effectively in an increasingly competitive environment. One such provider, National Medical Care, Inc., is among the Portfolio's largest holdings. The company, which provides kidney dialysis services, was merged with the dialysis systems division of Fresenius AG, a German health care products company. The combined company, Fresenius Medical Care AG, is a fully-integrated products and services company and now ranks as the world's largest renal care provider. In a changing health care mix, the dialysis field provides a highly predictable source of revenues. The company's integration affords it opportunities to realize major cost efficiencies.

Five Largest Sector Weightings1
-------------------------------------------------------------------------------
BY TOTAL NET ASSETS
BROADCAST MEDIA                             10.7%
HEALTH CARE                                  7.8%
CONTAINERS/PAPER                             5.9%
COMMERCIAL SERVICES                          5.7%
MANUFACTURING                                4.7%

Portfolio Overview(1)
-------------------------------------------------------------------------------
Total net assets                   $4.035 billion
Number of borrowers                           213
Industries represented                         53
Collateral coverage ratio                1.5 to 1
Days-to-interest rate reset             21.9 days
Average maturity                         5.5 Yrs.
Average size per borrowing          $20.9 million

(1) Five largest sector weightings account for 34.8% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Sector weightings and Portfolio Overview are as of 12/31/97 and are subject to change.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

    MR. PAGE: Another area we favored in the health care sector was continuing care facilities, as represented by companies like Paragon Health Network, Extendicare Health Services, and The Multicare Companies. These facilities provide a wide range of housing, medical, and social services while still affording senior citizens a measure of independence. Continuing care facilities have become an increasingly important niche as the nation struggles to find health care solutions for its fast-growing elderly population.

Q:  What are some other examples of the Portfolio's holdings?

A: MR. SWAFFIELD: Cable television has been an attractive area for the Portfolio. Companies like Marcus Cable, Intermedia Partners, L.P., and TCI Pacific, Inc. have enjoyed improving cash flow in the past year. The companies have added modestly to their subscriber bases, even as competition has intensified from other technologies, like direct satellite broadcasting. TCI Pacific is an especially interesting company, as it is seeking to provide internet access through the coaxial cables used to deliver television services.

Q:  Were there any sectors in which you reduced your exposure?

A: MR. PAGE: Yes. We've lightened our position in the telecom industry. Reflecting the enthusiasm over the industry's rapid growth in recent years, telecom-related deals represented an unusually high percentage of new loan issuance in 1997. Because many of the companies were start-ups with limited track records, the risk profile of many deals failed to meet our strict standards. We will, nonetheless, monitor these companies closely. As they begin to generate cash flow, their loan characteristics could improve and merit a second look.

Q: The disruptions within the Asian economy have worried many investors in the U.S. Did the Portfolio have any loan exposure to Asian companies?

A: MR. SWAFFIELD: The Portfolio had no exposure to Asian companies. We have several loans to foreign companies, all of which are operating in G-7 countries. Because the loans are dollar-denominated, there is no currency risk.

Q: The bond market had a very strong year in 1997. In your view, is the Fund still a reasonable alternative for bond investors?

A: MR. PAGE: It certainly is. The bond market did indeed turn in an impressive performance in 1997. However, with bond yields at their recent lows, it's fair to ask whether the market hasn't already discounted a continuance of near-zero inflation for the foreseeable future. Some economists have even suggested a deflationary environment is in our future. That would suggest that there is very little margin for error in the bond market for investors or policy makers. In short, the bond market has reached a level where there is an increasing amount of interest rate risk. If rates were to rise - even slightly - the resulting price decline could negate a significant portion of coupon income.

    The opposite is true of a floating-rate loan portfolio. As interest rates rise, the returns to loan investors also rise. That is a significant distinction and one that merits the attention of bond investors following last year's strong rally.

Q:  What is your outlook for the loan market in the coming year?

A: MR. SWAFFIELD: The outlook for the economy appears to be one of modest growth, which should result in improving loan quality. However, if the Asian downturn results in a slowdown in the U.S., the Portfolio is well-positioned through its defensive holdings. If, on the other hand, the economy delivers slightly stronger growth than expected, the Portfolio's low days-to-reset ratio should allow us to respond quickly to changing market conditions.

MR. PAGE: Investors should keep in mind that the bond market has reached its lowest yield levels in more than twenty years, while the stock market has registered an unprecedented three consecutive years of 20%-plus returns. Therefore, a return to historical norms would not be unusual.

    For conservative investors, the Portfolio has historically provided an investment that has outpaced inflation and preserved purchasing power. While past performance cannot indicate future trends, we will pursue a similar goal in the year ahead.

EATON VANCE PRIME RATE RESERVES The Fund had a significant yield advantage over other short-term invesetment vehicles.*

6.93%           PRIME RATE RESERVES
6.98(+)
5.25%           MONEY MARKETS
4.11%           3-MONTH CDS
3.45%           BANK MONEY MARKET ACCOUNTS

* All figures are as of 12/31/97. Eaton Vance Prime Pate Reserves figure represents distribution rate: actual distributions paid to shareholders and calculated daily by dividing the last distribution per share (annualized) by the offering price. The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. The Fund is not insured by the FDIC, nor does it offer a fixed rate of return like bank certificates of deposit or bank money market funds, and does not attempt to maintain a constant net asset value per share, as do money market funds.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Sources: Eaton Vance Management; The Wall Street Journal.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PRIME RATE RESERVES VS. THE FEDERAL RESERVE 90-DAY COMMERCIAL PAPER INDEX


              EATON VANCE      90-DAY
              PRIME RATE     COMMERCIAL
               RESERVES     PAPER INDEX
---------------------------------------
 8/31/89       $10,000        $10,000
 9/30/89       $10,000        $10,070
10/31/89       $10,142        $10,139
11/30/89       $10,216        $10,207
12/31/89       $10,295        $10,275
 1/31/90       $10,377        $10,342
 2/28/90       $10,452        $10,409
 3/31/90       $10,535        $10,478
 4/30/90       $10,617        $10,548
 5/31/90       $10,703        $10,618
 6/30/90       $10,788        $10,688
 7/31/90       $10,876        $10,756
 8/31/90       $10,964        $10,825
 9/30/90       $11,051        $10,894
10/31/90       $11,140        $10,964
11/30/90       $11,217        $11,034
12/31/90       $11,284        $11,103
 1/31/91       $11,359        $11,166
 2/28/91       $11,433        $11,225
 3/31/91       $11,514        $11,283
 4/30/91       $11,592        $11,339
 5/31/91       $11,668        $11,393
 6/30/91       $11,739        $11,450
 7/31/91       $11,813        $11,506
 8/31/91       $11,886        $11,560
 9/30/91       $11,956        $11,612
10/31/91       $12,026        $11,662
11/30/91       $12,092        $11,710
12/31/91       $12,159        $11,754
 1/31/92       $12,207        $11,793
 2/28/92       $12,263        $11,833
 3/31/92       $12,322        $11,874
 4/30/92       $12,379        $11,913
 5/31/92       $12,437        $11,951
 6/30/92       $12,499        $11,990
 7/31/92       $12,555        $12,023
 8/31/92       $12,623        $12,057
 9/30/92       $12,712        $12,089
10/31/92       $12,752        $12,122
11/30/92       $12,829        $12,158
12/31/92       $12,910        $12,195
 1/31/93       $12,967        $12,227
 2/28/93       $12,976        $12,259
 3/31/93       $13,004        $12,291
 4/30/93       $13,096        $12,323
 5/31/93       $13,176        $12,355
 6/30/93       $13,245        $12,388
 7/31/93       $13,288        $12,420
 8/31/93       $13,371        $12,453
 9/30/93       $13,441        $12,485
10/31/93       $13,475        $12,518
11/30/93       $13,535        $12,553
12/31/93       $13,600        $12,588
 1/31/94       $13,657        $12,621
 2/28/94       $13,710        $12,657
 3/31/94       $13,728        $12,697
 4/30/94       $13,772        $12,739
 5/31/94       $13,838        $12,787
 6/30/94       $13,917        $12,834
 7/31/94       $13,986        $12,884
 8/31/94       $14,004        $12,935
 9/30/94       $14,078        $12,988
10/31/94       $14,176        $13,046
11/30/94       $14,261        $13,108
12/31/94       $14,426        $13,174
 1/31/95       $14,524        $13,244
 2/28/95       $14,645        $13,312
 3/31/95       $14,745        $13,382
 4/30/95       $14,824        $13,451
 5/31/95       $15,921        $13,520
 6/30/95       $15,016        $13,588
 7/31/95       $15,113        $13,655
 8/31/95       $15,207        $13,721
 9/30/95       $15,300        $13,789
10/31/95       $15,399        $13,857
11/30/95       $15,492        $13,924
12/31/95       $15,590        $13,989
 1/31/96       $15,686        $14,052
 2/28/96       $15,771        $14,115
 3/31/96       $15,847        $14,182
 4/30/96       $15,921        $14,250
 5/31/96       $16,014        $14,318
 6/30/96       $16,102        $14,386
 7/31/96       $16,195        $14,452
 8/31/96       $16,287        $14,250
 9/30/96       $16,375        $14,588
10/31/96       $16,470        $14,657
11/30/96       $16,561        $14,728
12/31/96       $16,656        $14,797
 1/31/97       $16,750        $14,864
 2/28/97       $16,834        $14,930
 3/31/97       $16,928        $15,001
 4/30/97       $17,019        $15,073
 5/31/97       $17,117        $15,144
 6/30/97       $17,214        $15,216
 7/31/97       $17,315        $15,287
 8/31/97       $17,415        $15,358
 9/30/97       $17,512        $15,431
10/31/97       $17,614        $15,503
11/30/97       $17,713        $15,579
12/31/97       $17,818        $15,652


Performance(+)
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One year                           7.0%
Five years                         6.7
Life of Fund (8/4/89)              7.2

SEC Average Annual Total Returns (including applicable EWC)
-------------------------------------------------------------------------------
One year                           4.0%
Five years                         6.7
Life of Fund (8/4/89)              7.2

  * Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 8/4/89. Index information is only available at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

    The chart compares the Fund's total return with that of the Federal Reserve 90-Day Commercial Paper Index, an unmanaged index of corporate commercial paper rated A1 and P1 by Moody's and Standard & Poor's, respectively, two major ratings agencies. Commercial paper represents short-term obligations of corporate borrowers, which are usually backed by bank lines of credit. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(+) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect applicable EWC based on following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost.

EATON VANCE PRIME RATE RESERVES as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1997
Assets
--------------------------------------------------------------------------------

Investment in Senior Debt Portfolio, at value (Note 1A)
  (identified cost, $1,910,678,313)                             $1,911,784,605

Receivable for Trust shares sold                                     4,112,389

Prepaid expenses                                                       261,567
--------------------------------------------------------------------------------

Total assets                                                    $1,916,158,561
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------

Dividends payable                                               $    6,682,156

Payable for Trust shares redeemed                                       19,276

Payable to affiliate for Trustees' fees (Note 4)                           843

Accrued expenses                                                       190,184
--------------------------------------------------------------------------------

Total liabilities                                               $    6,892,459
--------------------------------------------------------------------------------

Net Assets for 191,100,960 shares of
  beneficial interest outstanding                               $1,909,266,102
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------

Paid-in capital                                                 $1,916,130,236

Accumulated net realized loss on investments from Portfolio
  (computed on the basis of identified cost)                        (8,209,162)

Accumulated undistributed net investment income                        238,736

Net unrealized appreciation of investments from Portfolio
  (computed on the basis of identified cost)                          1,106,292
--------------------------------------------------------------------------------

Total                                                           $1,909,266,102
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share (Note 5)
--------------------------------------------------------------------------------

($1,909,266,102 / 191,100,960 shares of
  beneficial interest outstanding)                              $         9.99
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------

Interest income allocated from Portfolio                        $  139,654,820

Facility fee allocated from Portfolio                                2,366,690

Expenses allocated from Portfolio                                  (16,873,963)
--------------------------------------------------------------------------------

Net investment income from Portfolio                              $125,147,547
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------

Administration fee (Note 4)                                     $    4,386,074

Compensation of Trustees not members of the
  Administrator's organization (Note 4)                                  3,445

Transfer and dividend disbursing agent fees                          1,246,656

Registration fees                                                      476,843

Printing and postage                                                   178,617

Legal and accounting services                                           38,032

Custodian fee                                                           28,851

Miscellaneous                                                           44,303
--------------------------------------------------------------------------------

Total expenses                                                  $    6,402,821
--------------------------------------------------------------------------------

Net investment income                                           $  118,744,726
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------

Net realized gain (loss) --

  Investment transactions (identified cost basis)               $   (6,324,158)
--------------------------------------------------------------------------------

Net realized loss on investments                                $   (6,324,158)
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --

  Investments                                                   $    6,040,288
--------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
 of investments                                                 $    6,040,288
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                 $     (283,870)
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations            $  118,460,856
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

Increase (Decrease)                                 Year Ended                 Year Ended
in Net Assets                                       December 31, 1997          December 31, 1996
--------------------------------------------------------------------------------------------------

From operations --
  Net investment income                             $   118,744,726            $   94,413,969

  Net realized loss on investments                       (6,324,158)               (1,881,889)

  Net change in unrealized appreciation
    (depreciation)
    of investments                                        6,040,288                  (498,767)
--------------------------------------------------------------------------------------------------

Net increase in net assets from operations          $   118,460,856            $   92,033,313
--------------------------------------------------------------------------------------------------

Distributions to shareholders (Note 2) --

  From net investment income                        $  (118,670,204)           $  (94,275,229)
--------------------------------------------------------------------------------------------------

Total distributions to
  shareholders                                      $  (118,670,204)           $  (94,275,229)
--------------------------------------------------------------------------------------------------

Transactions in shares of beneficial
  interest (Note 3) --

  Proceeds from sales of shares                     $   480,125,038            $  608,114,256

  Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                             63,396,014                50,604,649

  Cost of shares redeemed                              (245,780,846)             (136,928,083)
--------------------------------------------------------------------------------------------------

Net increase in net assets from Fund share
  transactions                                      $   297,740,206            $  521,790,822
--------------------------------------------------------------------------------------------------

Net increase in net assets                          $   297,530,858            $  519,548,906
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------

At beginning of year                                $ 1,611,735,244            $1,092,186,338
--------------------------------------------------------------------------------------------------

At end of year                                      $ 1,909,266,102            $1,611,735,244
--------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------------------------

At end of year                                      $       238,736            $      164,214
--------------------------------------------------------------------------------------------------

Statement of Cash Flows

For the Year Ended
December 31, 1997

Increase (Decrease) in Cash
--------------------------------------------------------------------------------

Cash Flows From (Used For) Operating Activities --

  Purchase of interests in Senior Debt Portfolio                $  (496,604,034)

  Withdrawal of interests in Senior Debt Portfolio                  324,115,330

  Operating expenses paid                                            (6,366,297)
--------------------------------------------------------------------------------

Net cash used for operating activities                          $  (178,855,001)
--------------------------------------------------------------------------------

Cash Flows From (Used For) Financing Activities --

  Proceeds from shares sold                                     $   478,968,538

  Payments for shares redeemed                                     (245,888,023)

  Cash distributions paid (excluding reinvestments of
    distributions of $63,396,014)                                   (54,225,514)
--------------------------------------------------------------------------------

Net cash from financing activities                              $   178,855,001
--------------------------------------------------------------------------------

Net increase in cash                                            $           --
--------------------------------------------------------------------------------

Cash at Beginning of Year                                       $           --
--------------------------------------------------------------------------------

Cash at End of Year                                             $           --
--------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
--------------------------------------------------------------------------------

Net increase in net assets from operations                      $   118,460,856

Decrease in prepaid expenses                                                911

Increase in payable to affiliate                                              9

Increase in accrued expenses                                             35,604

Net increase in investments                                        (297,352,381)
--------------------------------------------------------------------------------

Net cash used for operating activities                          $  (178,855,001)
--------------------------------------------------------------------------------

Financial Highlights

                                                                   Year Ended December 31,
                             ---------------------------------------------------------------------------------------------------
                              1997                    1996                    1995                 1994                1993
--------------------------------------------------------------------------------------------------------------------------------

Net asset value --
beginning of year            $   9.9900              $  10.0100             $  10.0200          $  10.0300           $ 10.0200
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------

Net investment income        $   0.6756              $   0.6837             $   0.7694          $   0.5966           $  0.4970

Net realized and
unrealized gain (loss)
on investments                      -- +                (0.0208)                0.0112             (0.0059)             0.0258
--------------------------------------------------------------------------------------------------------------------------------

Total income from
operations                   $   0.6756              $   0.6629             $   0.7806          $   0.5907           $  0.5228
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------

From net investment
income                       $  (0.6756)             $  (0.6829)            $  (0.7695)         $  (0.5966)          $ (0.5110)

In excess of net
investment income                    --                      --                     --             (0.0041)                 --

From net realized gain
on investments                       --                      --                (0.0211)                 --                  --

In excess of net
realized gain on
investments                          --                      --                     --                  --             (0.0018)
--------------------------------------------------------------------------------------------------------------------------------

Total distributions          $  (0.6756)             $  (0.6829)            $  (0.7906)         $  (0.6007)          $ (0.5128)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end
of year                      $   9.9900              $   9.9900             $  10.0100          $  10.0200           $ 10.0300
--------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                    6.98%                   6.84%                  8.10%               6.10%               5.30%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of year
(000 omitted)                $1,909,266              $1,611,735             $1,092,186            $611,588           $ 683,393

Ratio of operating
expenses to average
daily net assets(2)                1.31%                   1.35%                  1.45%               1.63%               1.55%

Ratio of interest
expense to average daily
net assets(2)                      0.01%                   0.04%                  0.16%               0.21%               0.22%

Ratio of net investment
income to average daily
net assets                         6.76%                   6.81%                  7.57%               5.95%               4.98%

Portfolio Turnover(3)                --                      --                      5%                 60%                 37%
--------------------------------------------------------------------------------------------------------------------------------

Leverage Analysis
--------------------------------------------------------------------------------------------------------------------------------

Borrowings from issuance      Amount of Debt       Average Daily Balance      Average Daily Balance      Average Amount of
of commercial paper --        Outstanding at       of Debt Outstanding        of Shares Outstanding      Debt Per Share
Year Ended                    End of Year          During Year                During Year                During Year
--------------------------------------------------------------------------------------------------------------------------------

December 31, 1993            $17,981,224           $24,585,000                85,859,000                 $0.2863

December 31, 1994             20,403,169            10,236,000                63,465,000                  0.1613

December 31, 1995(4)                       --        9,688,000                62,118,000                  0.1560
--------------------------------------------------------------------------------------------------------------------------------

+  Represents less then $0.0001 per share.
(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Income dividends are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2)Includes the Trust's share of its corresponding Portfolio's allocated expenses for the period the Trust was investing in the
   Portfolio.
(3)Portfolio Turnover represents the rate of portfolio activity for the period while the Trust was making investments directly in securities. The portfolio turnover for the period since the Trust transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(4)The Leverage Analysis is for the period from January 1, 1995 to February 21, 1995, when the Trust transferred the Commercial
   Paper program to the Portfolio.


                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
--------------------------------------------------------------------------------
Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (47% at December 31, 1997). The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles.

C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Trust, for federal income tax purposes, had a capital loss carryover of $8,206,047. Such capital loss carryover will expire on December 31, 2004 ($1,415,460) and December 31, 2005 ($6,790,587). These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

D Other -- Investment transactions are accounted for on a trade date basis.

E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust or the Portfolio maintain with IBT. All significant credit balances used to reduce the Trust's custodian fee are reflected as a reduction of operating expenses on the statement of operations.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Trust operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases at net asset value only once a quarter. The price will be established at the close of business on the last day the repurchase offer is open. An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than four years (see Note 5). The Trustees approved repurchase offers for the periods from January 20, 1997 to February 14, 1997, from April 21, 1997 to May 16, 1997, from July 21, 1997 to August 15, 1997, from November 3, 1997 to November 24, 1997 and from February 2, 1998 to February 23, 1998. Transactions in Trust shares were as follows:

                                                  Year Ended December 31,
                                             -----------------------------------
                                                  1997              1996
--------------------------------------------------------------------------------
Sales                                          48,046,520        60,826,261

Issued to shareholders electing to receive
 payments of distributions in Trust shares      6,345,720         5,063,416

Redemptions                                   (24,587,904)      (13,701,065)
--------------------------------------------------------------------------------
Net increase                                   29,804,336        52,188,612
--------------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
Eaton Vance Management (EVM) serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% per annum) of the average daily gross assets of the Portfolio attributable to the Trust, is paid to EVM for managing and administering business affairs of the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment advisor fee. Certain of the officers and Trustees of the Trust and the Portfolio are officers and directors/trustees of the above organizations.

5 Early Withdrawal Charge
--------------------------------------------------------------------------------
Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, serves as the Trust's principal underwriter. EVD compensates authorized dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution costs will be charged to redeeming shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively. The early withdrawal charge will be imposed on those shares redeemed, the value of which exceeds the aggregate value at the time the tender is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distribution and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the redemption is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the year ended December 31, 1997 amounted to approximately $2,929,000.

6 Investment Transactions
--------------------------------------------------------------------------------
Increases and decreases in the Trust's investment in the Portfolio for the year ended December 31, 1997 aggregated $496,604,035 and $324,115,330, respectively.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders
of Eaton Vance Prime Rate Reserves:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Prime Rate Reserves (the Trust) as of December 31, 1997, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1997 and 1996 and the financial highlights for each of the years in the five-year period ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust at December 31, 1997, the results of its operations, its cash flows, the changes in net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 1998

Senior Debt Portfolio as of December 31, 1997
PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Senior, Secured, Floating-Rate
Interests -- 90.6%

Principal
Amount               Borrower/Business Description                            Value
--------------------------------------------------------------------------------------

Aerospace/Defense -- 2.1%
--------------------------------------------------------------------------------------

               Aerostructures Corporation

$   888,889    Revolving loan, maturing March 29, 2002                  $      888,889

  6,944,444    Term loan, maturing March 29, 2002                            6,944,444

  8,652,381    Term loan, maturing September 30, 2003                        8,652,381

  3,146,320    Term loan, maturing September 30, 2004                        3,146,320
               Designs, manufactures, and assembles structural
               aircraft components

               Fairchild Holdings Corporation

          0    Revolving loan, maturing July 28, 2000                                0
               Manufactures fasteners for the aerospace industry

               K & F Industries, Inc.

 15,860,409    Term loan, maturing October 15, 2005                         15,860,409
               Manufacturers aircraft braking systems

               Mag Aerospace Industries, Inc.

  4,743,234    Term loan, maturing December 6, 2003                          4,743,234
               Manufactures toilet systems for the aerospace
               industry

               Shared Technologies Fairchild Communications Corp.

  3,400,000    Term loan, maturing March 30, 2001                            3,400,000
               Aerospace and specialty fasteners, and plastics
               industry tooling systems

               SWM Holdings, Inc.

  5,000,000    Term loan, maturing May 27, 2005                              5,000,000
               Operator of ship yards

               TransTechnology Corporation

          0    Revolving loan, maturing December 31, 2000                            0

  1,163,105    Term loan, maturing December 31, 2000                         1,163,105

  7,200,000    Term loan, maturing June 30, 2002                             7,200,000
               Aerospace and specialty fasteners, rescue winches,
               and hoists

               Tri-Star Inc.

  9,900,000    Term loan, maturing September 30, 2003                        9,900,000
               Distributor of aerospace fasteners

               United Defense Industries, Inc.

  9,197,101    Term loan, maturing October 6, 2005                           9,197,101

  8,924,493    Term loan, maturing October 6, 2005                           8,924,493
               Supplier of armored combat vehicles and weapons
               systems
--------------------------------------------------------------------------------------
                                                                        $   85,020,376
--------------------------------------------------------------------------------------

Airlines -- 0.5%
--------------------------------------------------------------------------------------

               Continental Airlines, Inc.

$20,219,786    Term loan, maturing December 31, 2006                    $   20,219,786
               Air carrier
--------------------------------------------------------------------------------------

                                                                        $   20,219,786
--------------------------------------------------------------------------------------

Automotive -- 3.2%
--------------------------------------------------------------------------------------

               American Axle & Manufacturing, Inc.

$29,000,000    Term loan, maturing April 30, 2006                       $   29,000,000
               Develops and manufactures automotive parts

               Breed Technologies, Inc.

 53,000,000    Term loan, maturing October 30, 1998                         53,000,000
               Develops, assembles and markets motor vehicle safety
               restraint components

               Cambridge Industries, Inc.

 26,000,000    Term loan, maturing June 30, 2005                            26,000,000
               Original equipment manufacturer of plastic auto parts

               Hayes Wheels International, Inc.

  3,650,937    Term loan, maturing July 31, 2004                             3,650,937

  2,957,389    Term loan, maturing July 31, 2005                             2,957,389
               Producer of automotive brakes and wheels

               Plas-Tech (Engineered) Products, Inc.

  6,058,824    Term loan, maturing April 1, 2002                             6,058,824

  3,941,176    Term loan, maturing April 1, 2004                             3,941,176
               Manufactures thermoplastic parts for automobiles

               Stanadyne Automotive Corp.

  5,000,000    Term loan, maturing December 10, 2004                         5,000,000
               Auto and light truck fuel injection equipment
--------------------------------------------------------------------------------------
                                                                        $  129,608,326
--------------------------------------------------------------------------------------

Auto Parts -- 0.9%
--------------------------------------------------------------------------------------

               AAS Holdings, LLC

$ 4,061,535    Term loan, maturing October 30, 2004                     $    4,061,535
               Designs and manufactures automotive rack systems &
               accessories

               Exide Corporation

  8,400,000    Term loan, maturing March 18, 2005                            8,400,000
               Manufactures batteries for automobiles
               Safelite Glass Corporation

  9,250,000    Term loan, maturing December 17, 2004                         9,250,000

  9,250,000    Term loan, maturing December 17, 2005                         9,250,000
               Auto glass replacement and repair service provider

               Schrader, Inc.

  6,734,271    Term loan, maturing February 28, 2001                         6,734,271
               Produces tire valves, accessories, and pneumatic
               connectors
--------------------------------------------------------------------------------------
                                                                        $   37,695,806
--------------------------------------------------------------------------------------

Beverages -- Soft Drink -- 0.6%
--------------------------------------------------------------------------------------

               Dr. Pepper Bottling Holdings, Inc.

$15,000,000    Term loan, maturing December 31, 2005                    $   15,000,000
               Soft drink bottler

               Select Beverages, Inc.

  3,880,234    Term loan, maturing June 30, 2001                             3,880,234

  5,820,351    Term loan, maturing June 30, 2002                             5,820,351
               Soft drink bottler
--------------------------------------------------------------------------------------
                                                                        $   24,700,585
--------------------------------------------------------------------------------------

Broadcast Media -- 10.7%
--------------------------------------------------------------------------------------

               Benedek Broadcasting Corporation

$15,057,209    Term loan, maturing May 1, 2001                          $   15,057,209

  7,051,479    Term loan, maturing November 1, 2002                          7,051,479

  1,702,635    Term loan, maturing December 31, 2004                         1,702,635

    797,365    Term loan, maturing December 31, 2004                           797,365
               Broadcast television operator

               Chancellor Radio Broadcasting Company

    144,420    Revolving loan, maturing June 26, 2004                          144,420

  4,000,000    Term loan, maturing June 26, 2004                             4,000,000

 10,341,160    Revolving loan, maturing June 30, 2005                       10,341,160

 53,571,429    Term loan, maturing June 30, 2005                            53,571,429
               Radio broadcasting

               Charter Communications Enterprises I, L.P.

  1,669,391    Revolving loan, maturing December 31, 2003                    1,669,391

 15,032,855    Term loan, maturing December 31, 2003                        15,032,855
               Cable television provider

               Charter Communications Enterprises II, L.P.

 14,000,000    Term loan, maturing March 31, 2005                           14,000,000

  4,000,000    Term loan, maturing March 31, 2006                            4,000,000
               Cable television provider

               Chelsea Communications, Inc.

 10,000,000    Term loan, maturing December 31, 2004                        10,000,000
               Cable television provider

               Classic Cable, Inc.

  4,258,519    Revolving loan, June 30, 2004                                 4,258,519

  3,706,501    Term loan, maturing June 30, 2004                             3,706,501

  9,796,225    Term loan, maturing June 30, 2005                             9,796,225
               Cable television provider

               Comcorp Broadcasting, Inc.

  6,097,561    Term loan, maturing September 30, 2005                        6,097,561
               Radio broadcasting

               Falcon Cable Media

 21,824,000    Term loan, maturing July 12, 2005                            21,824,000
               Cable television provider

               Frontiervision Operating Partners, L.P.

 15,000,000    Term loan, maturing March 31, 2006                           15,000,000
               Cable television provider

               Intermedia Partners IV, L.P.

 26,000,000    Term loan, maturing January 1, 2005                          26,000,000
               Cable television provider

               Jacor Communications Company

 17,000,000    Term loan, maturing December 31, 2004                        17,000,000
               Radio broadcasting

               Marcus Cable Operating Company, L.P.

 12,005,561    Term loan, maturing December 31, 2002                        12,005,561

 34,562,500    Term loan, maturing April 30, 2004                           34,562,500
               Cable television provider

               Optel, Inc.

  5,000,000    Term loan, maturing May 31, 2004                              5,000,000
               Cable television provider

               Sinclair Broadcasting Group, Inc.

 40,068,000    Term loan, maturing December 31, 2004                        40,068,000
               Broadcast television operator

               Sullivan Broadcasting Company, Inc.

  8,362,456    Term loan, maturing December 31, 2000                         8,362,456

  2,000,000    Acquisition revolving loan, maturing December 31, 2003        2,000,000

    643,617    Revolving loan, maturing December 31, 2003                      643,617

 23,910,167    Term loan, maturing December 31, 2003                        23,910,167
               Broadcast television operator

               TCI Pacific, Inc.

 11,428,571    Revolving loan, maturing September 30, 2004                  11,428,571

 47,500,000    Term loan, maturing December 31, 2004                        47,500,000
               Cable television provider

               White Knight Broadcasting, Inc.

  3,902,439    Term loan, maturing September 30, 2005                        3,902,439
               Radio broadcasting
--------------------------------------------------------------------------------------
                                                                        $  430,434,060
--------------------------------------------------------------------------------------

Building Materials -- 1.7%
--------------------------------------------------------------------------------------

               Dayton Superior Corporation

$10,000,000    Term loan, maturing September 29, 2005                   $   10,000,000
               Manufacturer of concrete, masonry and paving
               accessories

               Falcon Building Products, Inc.

 10,719,286    Term loan, maturing June 30, 2005                            10,719,286
               Manufactures and distributes air distribution
               equipment, plumbing fixtures and air compressors.

               National Gypsum Company

 49,707,847    Term loan, maturing September 20, 2003                       49,707,847
               Produces gypsum wallboard
--------------------------------------------------------------------------------------
                                                                        $   70,427,133
--------------------------------------------------------------------------------------

Chemicals -- 3.1%
--------------------------------------------------------------------------------------

               DT Acquisition Inc.

$ 8,814,842    Term loan, maturing December 16, 1998                    $    8,814,842
               Diversified chemical producer

               GEO Specialty Chemicals, Inc.

  4,975,000    Term loan, maturing March 25, 2004                            4,975,000
               Diversified chemical producer

               Huntsman Corporation

  9,900,000    Term loan, maturing September 30, 2003                        9,900,000

 21,037,500    Term loan, maturing December 31, 2004                        21,037,500

  7,500,000    Term loan, maturing December 31, 2005                         7,500,000
               Diversified chemical producer

               Huntsman Specialty Chemicals Corporation

          0    Revolving loan, maturing March 15, 2002                               0

  7,240,491    Term loan, maturing March 15, 2002                            7,240,491

  9,900,000    Term loan, maturing March 15, 2004                            9,900,000

  9,900,000    Term loan, maturing March 15, 2005                            9,900,000
               Diversified chemical producer

               Rheox, Inc.

          0    Revolver loan, maturing January 30, 2004                              0

 18,016,667    Term loan, maturing January 30, 2004                         18,016,667
               Diversified chemical producer

              Sterling Pulp Chemicals (Sask) Ltd.

  7,230,323    Term loan, maturing June 30, 2005                             7,230,323
               Diversified chemical producer

               STX Chemicals Corp.

 21,839,993    Term loan, maturing September 30, 2004                       21,839,993
               Petrochemicals and pulp chemicals
--------------------------------------------------------------------------------------
                                                                        $  126,354,816
--------------------------------------------------------------------------------------

Chemicals Specialty -- 0.3%
--------------------------------------------------------------------------------------

               Harris Specialty Chemicals, Inc.

$   253,792    Term loan, maturing December 31, 1999                    $      253,792

  1,952,719    Term loan, maturing December 31, 2001                         1,952,719

  3,554,093    Term loan, maturing December 31, 2002                         3,554,093
               Construction chemicals

               NEN Life Sciences Products, Inc.

  5,265,306    Term loan, maturing December 31, 2004                         5,265,306
               Manufactures and distributes biochemical and related
               products
--------------------------------------------------------------------------------------
                                                                        $   11,025,910
--------------------------------------------------------------------------------------

Coal -- 0.3%
--------------------------------------------------------------------------------------

               Alliance Coal Corporation

$ 4,143,663    Term loan, maturing December 31, 2001                    $    4,143,663

  6,588,538    Term loan, maturing December 31, 2002                         6,588,538
               Diversified producer and supplier of steam and
               metallurgical coal
--------------------------------------------------------------------------------------
                                                                        $   10,732,201
--------------------------------------------------------------------------------------

Commercial Services -- 5.7%
--------------------------------------------------------------------------------------

               Advanstar Communications, Inc.

$    88,456    Revolving loan, maturing June 30, 2001                   $       88,456

  3,188,855    Term loan, maturing December 21, 2003                         3,188,855

  9,712,644    Term loan, maturing December 31, 2002                         9,712,644
               Trade publication and exposition management company

               American Floral Services, Inc.

  5,000,000    Term loan, maturing June 30, 2004                             5,000,000
               Flowers-by-wire service

               Brand Scaffold Services, Inc.

  2,962,500    Term loan, September 30, 2003                                 2,962,500

  1,975,000    Term loan, September 30, 2004                                 1,975,000
               Industrial scaffolding rental, erection and
               dismantlement services

               Caterair International Corporation

 37,027,200    Term loan, maturing March 1, 2007                            37,027,200
               Food service to airlines

               Erickson Air-Crane Co.

  8,932,500    Term loan, maturing December 31, 2004                         8,932,500
               Provider of heavy-lift helicopter services

               NBC Merger Sub, Inc.

  7,400,000    Term loan, maturing August 31, 2003                           7,400,000
               Used college textbook wholesaler

               Outsourcing Solutions, Corp.

 24,275,209    Term loan, maturing October 15, 2003                         24,275,209
               Accounts receivable management services

               Outdoor Systems, Inc.

 15,000,000    Term loan, maturing June 30, 2004                            15,000,000
               Outdoor advertising company

               Omni Services, Inc.

 22,910,000    Term loan, maturing October 30, 2005                         22,910,000
               Workwear rental, laundry and washroom servicing

               PSI Acquisition Corporation

 17,000,000    Term loan, maturing September 30, 2003                       17,000,000
               Diversified consulting services

               SC International Services, Inc.

 20,827,800    Term loan, maturing March 1, 2007                            20,827,800
               Food service to airlines

               Volume Services, Inc.

    960,000    Revolving loan, maturing December 31, 2000                      960,000

  4,957,200    Term loan, maturing December 31, 2002                         4,957,200

  2,478,500    Term loan, maturing December 31, 2003                         2,478,500
               Provides food services for civic centers and sports
               facilities

               Young & Rubicam L.P.

 43,728,750    Term loan, maturing March 31, 2003                           43,728,750
               Advertising, public relations, direct marketing,
               sales development and design and health care
               communications
--------------------------------------------------------------------------------------
                                                                        $  228,424,614
--------------------------------------------------------------------------------------

Communication Equipment -- 0.3%
--------------------------------------------------------------------------------------

               Communications & Power Industries, Inc.

$ 1,500,000    Term loan, maturing August 11, 2000                      $    1,500,000

  5,533,333    Term loan, maturing August 12, 2002                           5,533,333
               Microwave, electronic, and radio frequency components

               Telex Communications, Inc.

  5,000,000    Term loan, maturing November 6, 2004                          5,000,000
               Supplier of brand name communications products
--------------------------------------------------------------------------------------
                                                                        $   12,033,333
--------------------------------------------------------------------------------------

Computer Software -- 1.3%
--------------------------------------------------------------------------------------

               Decisionone Corporation

$ 2,175,332    Revolving loan, maturing August 7, 2003                  $    2,175,332

 16,900,000    Term loan, maturing August 7, 2003                           16,900,000

 35,411,250    Term loan, maturing August 7, 2005                           35,411,250
               Provider of multi-vendor computer maintenance and
               technology support
--------------------------------------------------------------------------------------
                                                                        $   54,486,582
--------------------------------------------------------------------------------------

Computer Systems -- 0.6%
--------------------------------------------------------------------------------------

               Anacomp, Inc.

$ 9,305,682    Term loan, maturing February 28, 2001                    $    9,305,682
               Produces micrographics systems

               Genicom Corporation

 13,415,625    Term loan, maturing December 5, 2004                         13,415,625
               Produces computer printers and supplies and provides
               multi-vendor servicing
--------------------------------------------------------------------------------------
                                                                        $   22,721,307
--------------------------------------------------------------------------------------

Conglomerates -- 1.0%
--------------------------------------------------------------------------------------

               American Marketing Industries, Inc.

$ 1,305,000    Term loan, maturing August 31, 2001                      $    1,305,000

  3,430,000    Term loan, maturing November 30, 2002                         3,430,000

  6,550,500    Term loan, maturing November 30, 2003                         6,550,500

  2,250,000    Term loan, maturing November 30, 2004                         2,250,000
               Manufacturer and distributor of corporate promotional
               and incentive products

               E & S Holdings

  4,277,778    Term loan, maturing September 30, 2004                        4,277,778

  4,277,778    Term loan, maturing September 30, 2005                        4,277,778

  2,444,444    Term loan, maturing March 30, 2006                            2,444,444
               Sporting goods and infant products

               Fenway Holdings, L.L.C.

  4,742,465    Term loan, maturing September 15, 2002                        4,742,465
               Manufactures and distributes billiard tables, dart
               machines, wood moldings, windows, doors, artificial
               flowers, archery bows, and plastics.

               Phase Metrics, Inc.

  4,950,000    Term loan, maturing December 4, 2001                          4,950,000
               Designs and manufactures production test equipment
               for the computer data storage industry

               Smarte Carte Corporation

    483,871    Term loan, maturing December 31, 2001                           483,871

  2,914,286    Term loan, maturing June 30, 2003                             2,914,286

  4,410,000    Term loan, maturing June 30, 2004                             4,410,000
               Airport baggage cart management and self storage
               locker service
--------------------------------------------------------------------------------------
                                                                        $   42,036,122
--------------------------------------------------------------------------------------

Containers -- Metal & Glass -- 1.9%
--------------------------------------------------------------------------------------

               Calmar, Inc.

$ 5,868,750    Term loan, maturing September 15, 2003                   $    5,868,750

  4,395,000    Term loan, maturing June 15, 2004                             4,395,000
               Plastic sprayers and dispensers

               Reid Plastics, Inc.

  9,971,683    Term loan, maturing November 12, 2003                         9,971,683

  7,500,000    Term loan, maturing November 12, 2004                         7,500,000
               Bottle manufacturer

               Russell-Stanley Holdings, Inc.

 14,000,000    Term loan, maturing September 30, 2005                       14,000,000
               Manufactures and markets steel and plastic drums

               Silgan Corporation

 27,362,500    Term loan, maturing June 30, 2005                            27,362,500
               Metal and plastic packaging products

               Truseal Technologies, Inc.

  7,477,500    Term loan, maturing July 1, 2004                              7,477,500
               Manufactures and distributes patented sealant
               products
--------------------------------------------------------------------------------------
                                                                        $   76,575,433
--------------------------------------------------------------------------------------

Containers -- Paper -- 5.9%
--------------------------------------------------------------------------------------

               IPC, Inc.

$40,386,250    Term loan, maturing September 30, 2004                   $   40,386,250
               Plastic and paper packaging products

               Jefferson Smurfit Corporation

 37,366,827    Term loan, maturing April 30, 2001                           37,366,827

 22,190,481    Term loan, maturing April 30, 2002                           22,190,481

 10,741,040    Term loan, maturing October 31, 2002                         10,741,040
               Liner board and other paper board products

               RIC Holding, Inc.

  7,092,309    Revolving loan, maturing February 28, 2003                    7,092,309

 15,038,657    Term loan, maturing February 28, 2003                        15,038,657

 10,483,390    Term loan, maturing February 28, 2004                        10,483,390

  4,154,270    Term loan, maturing August 28, 2004                           4,154,270
               Liner board, lumber and paper packaging products

               St. Laurent Paper Products

  3,876,289    Term loan, maturing May 31, 2003                              3,876,289

  4,123,711    Term loan, maturing May 31, 2004                              4,123,711
               Major U.S. producer of pulp and paper

               Stone Container Corporation

 32,645,498    Term loan, maturing April 1, 2000                            32,645,498

 38,414,645    Term loan, maturing October 1, 2003                          38,414,645
               Commodity pulp, paper and packaging products

               Stronghaven, Inc.

  9,401,724    Term loan, maturing May 31, 2004                              9,401,724

  1,830,657    Term loan, maturing May 15, 2004                              1,830,657
               Manufacturer of corrugated boxes
--------------------------------------------------------------------------------------
                                                                        $  237,745,748
--------------------------------------------------------------------------------------

Cosmetics -- 2.3%
--------------------------------------------------------------------------------------

               AM Cosmetics, Inc.

$   974,359    Term loan, maturing June 30, 2003                        $      974,359

 12,937,494    Term loan, maturing December 31, 2004                        12,937,494
               Cosmetics, skin and hair care, and perfume products

               Mary Kay Cosmetics, Inc.

 15,310,680    Term loan, maturing March 6, 2004                            15,310,680
               Cosmetics, skin and hair care, and perfume products

               Revlon Consumer Products Corporation

 62,000,000    Term loan, maturing May 29, 2002                             62,000,000
               Cosmetics, skin and hair care, and perfume products
--------------------------------------------------------------------------------------
                                                                        $   91,222,533
--------------------------------------------------------------------------------------

Electrical Equipment -- 0.5%
--------------------------------------------------------------------------------------

               Celestica International, Inc.

$ 8,415,000    Term loan, maturing June 30, 2003                        $    8,415,000
               Produces memory and power systems

               Chatham Enterprises Inc.

  1,865,000    Term loan, maturing August 18, 2003                           1,865,000

  3,497,308    Term loan, maturing August 18, 2005                           3,497,308
               Producer of electronic enclosures

               Viasystems, Inc.

  3,963,636    Term loan, maturing April 30, 2003                            3,963,636

  2,400,000    Term loan, maturing April 30, 2003                            2,400,000
               Supplier of interconnection products
--------------------------------------------------------------------------------------
                                                                        $   20,140,944
--------------------------------------------------------------------------------------

Electronics -- Defense -- 0.4%
--------------------------------------------------------------------------------------

               L-3 Communications Corporation

$ 1,342,000    Term loan, maturing March 31, 2003                       $    1,342,000

  2,483,333    Term loan, maturing March 31, 2005                            2,483,333

  1,633,500    Term loan, maturing March 31, 2006                            1,633,500
               Designs and manufactures secure communication systems
               and instrumentation products

               SPD Holdings, Inc.

    911,650    Revolving loan, maturing June 30, 2002                          911,650

  1,095,209    Term loan, maturing June 30, 2002                             1,095,209

  7,487,972    Term loan, maturing June 30, 2004                             7,487,972
               Manufactures circuit breakers, switchgear and control
               panels for warships
--------------------------------------------------------------------------------------
                                                                        $   14,953,664
--------------------------------------------------------------------------------------

Electronics -Instrumentation -- 1.1%
--------------------------------------------------------------------------------------

               Amphenol Corporation

$15,967,500    Term loan, maturing May 19, 2005                         $   15,967,500

 15,673,125    Term loan, maturing May 19, 2006                             15,673,125
               Designs, manufactures and markets interconnect
               systems and coaxial cable

               Details, Inc.

  5,000,000    Term loan, maturing October 27, 2003                          5,000,000

  1,000,000    Term loan, maturing October 27, 2004                          1,000,000
               Manufactures prototype printed circuit boards

               Packard Bioscience Company

  4,975,000    Term loan, maturing March 31, 2003                            4,975,000
               Manufacturer and distributor of bioanalytical
               equipment
--------------------------------------------------------------------------------------
                                                                        $   42,615,625
--------------------------------------------------------------------------------------

Foods -- 2.7%
--------------------------------------------------------------------------------------

               Del Monte Corporation

$ 6,181,818    Term loan, maturing March 31, 2003                       $    6,181,818

 12,750,000    Term loan, maturing March 31, 2005                           12,750,000
               Manufactures and markets canned vegetables and canned
               fruit

               Favorite Brands International, Inc.

  2,587,780    Revolving loan, maturing August 30, 2001                      2,587,780

  7,359,389    Term loan, maturing August 30, 2003                           7,359,389

 12,418,131    Term loan, maturing August 30, 2004                          12,418,131

  3,396,664    Term loan, maturing February 28, 2005                         3,396,664
               Manufactures and markets marshmallows and caramels

               International Home Foods, Inc.

    146,667    Revolving loan, maturing March 31, 2003                         146,667

  2,016,542    Term loan, maturing March 31, 2003                            2,016,542

 18,000,000    Term loan, maturing September 30, 2005                       18,000,000
               Manufactures and markets food products with popular
               brand names

               Southern Foods Group, L.P.

  3,922,240    Term loan, maturing February 28, 2006                         3,922,240
               Processes and sells dairy products

               Specialty Foods Corporation

 27,271,521    Term loan, maturing April 30, 2001                           27,271,521
               Bread and cheese products

               Van De Kamp's, Inc.

  7,029,687    Term loan, maturing April 30, 2003                            7,029,687

  4,410,601    Term loan, maturing September 30, 2003                        4,410,601
               Distributor of frozen convenience foods
--------------------------------------------------------------------------------------
                                                                        $  107,491,040
--------------------------------------------------------------------------------------

Food Wholesalers -- 0.7%
--------------------------------------------------------------------------------------

               Fleming Companies, Inc.

$28,980,042    Term loan, maturing July 25, 2004                        $   28,980,042
               Wholesale food distributor
--------------------------------------------------------------------------------------
                                                                        $   28,980,042
--------------------------------------------------------------------------------------

Hardware & Tools -- 0.2%
--------------------------------------------------------------------------------------

               Werner Holding Company, Inc.

$ 4,050,000    Term loan, maturing November 30, 2004                    $    4,050,000

  4,950,000    Term loan, maturing November 30, 2005                         4,950,000
               Manufactures and markets ladders and other climbing
               products
--------------------------------------------------------------------------------------
                                                                        $    9,000,000
--------------------------------------------------------------------------------------

Health Care -- Miscellaneous -- 6.9%
--------------------------------------------------------------------------------------

               Ameripath, Inc.

$10,000,000    Term loan, maturing June 27, 2004                        $   10,000,000
               Anatomical pathology services

               Extendicare Health Services, Inc.

 25,500,000    Term loan, maturing December 31, 2004                        25,500,000
               Operator of long-term care facilities

               Genesis Health Ventures, Inc.

 10,640,012    Term loan, maturing September 30, 2004                       10,640,012

 10,620,000    Term loan, maturing June 1, 2005                             10,620,000
               Operator of long-term care facilities, outpatient
               clinics and home health care services

               Imed Corporation

  9,000,000    Term loan, maturing November 30, 2002                         9,000,000

  4,544,100    Term loan, maturing November 30, 2003                         4,544,100

  4,544,100    Term loan, maturing November 30, 2004                         4,544,100

  4,276,800    Term loan, maturing May 31, 2005                              4,276,800
               Provider of infusion systems and related technologies

               Integrated Health Services, Inc.

 33,000,000    Term loan, maturing September 15, 2003                       33,000,000
               Provider of post-acute health care services

               Kinetic Concepts, Inc.

  5,250,000    Term loan, maturing December 31, 2004                         5,250,000

  5,250,000    Term loan, maturing December 31, 2005                         5,250,000
               Designs, manufactures and markets therapeutic systems

               Leiner Health Products Inc.

  5,970,000    Term loan, maturing December 30, 2004                         5,970,000

  4,477,500    Term loan, maturing December 31, 2005                         4,477,500
               Manufactures and markets vitamins, minerals and
               nutritional supplements

               Mediq / Prn Life Support Service

  9,854,628    Term loan, maturing September 30, 2004                        9,854,628
               Medical equipment and rental services

               Merit Behavioral Care Corporation

 11,669,746    Term loan, maturing March 31, 2007                           11,669,746
               Mental health care provider

               National Medical Care, Inc.

 60,000,000    Term loan, maturing September 30, 2003                       60,000,000
               Kidney dialysis service provider

               Paragon Health Network, Inc.

 12,500,000    Term loan, maturing March 31, 2005                           12,500,000

 12,500,000    Term loan, maturing March 31, 2006                           12,500,000
               Operator of long-term care facilities

               SMT Health Services

  9,975,000    Term loan, maturing August 31, 2003                           9,975,000
               Provider of mobile magnetic resonance imaging
               services

               Sun Healthcare Group, Inc.

  8,250,000    Term loan, maturing October 9, 2004                           8,250,000

  8,250,000    Term loan, maturing October 9, 2005                           8,250,000
               Operator of long-term care facilities, rehabilitation
               facilities and home health care services

               The Multicare Companies Inc. (Genesis Eldercare)

  7,980,009    Term loan, maturing September 30, 2004                        7,980,009

  2,655,000    Term loan, maturing June 1, 2005                              2,655,000
               Operator of long-term care facilities, outpatient
               clinics and home health care services

               Total Renal Care Holdings, Inc.

          0    Term loan, maturing September 30, 2007                                0
               Kidney dialysis service provider

               WGL Acquisition Corp.

  3,940,000    Term loan, maturing July 10, 2004                             3,940,000
               Manufactures medical devices and batteries for
               medical and commercial applications
--------------------------------------------------------------------------------------
                                                                        $  280,646,895
--------------------------------------------------------------------------------------

Hospital Management -- 0.9%
--------------------------------------------------------------------------------------

               Community Health Systems, Inc.

$12,561,644    Term loan, maturing December 31, 2003                    $   12,561,644

 12,561,644    Term loan, maturing December 31, 2004                        12,561,644

  9,445,205    Term loan, maturing December 31, 2005                         9,445,205
               Hospital and healthcare management
--------------------------------------------------------------------------------------
                                                                        $   34,568,493
--------------------------------------------------------------------------------------

Hotels -- 1.1%
--------------------------------------------------------------------------------------

               Capstar Hotel Company

$11,250,000    Term loan, maturing June 30, 2004                        $   11,250,000
               Hotel management

               Hard Rock Hotel, Inc.

  2,000,000    Term loan, maturing October 24, 2003                          2,000,000

  3,000,000    Term loan, maturing October 24, 2004                          3,000,000

  3,000,000    Term loan, maturing October 24, 2005                          3,000,000
               Hotel management

               HMC Capital Resources Corp.

    532,800    Term loan, maturing June 17, 2004                               532,800
               Hotel management

               Interstate Hotels Corporation

  4,743,590    Term loan, maturing June 25, 2003                             4,743,590

 19,688,034    Term loan, maturing June 25, 2004                            19,688,034
               Hotel management
--------------------------------------------------------------------------------------
                                                                        $   44,214,424
--------------------------------------------------------------------------------------

Household Furnishings -- 2.7%
--------------------------------------------------------------------------------------

               Furniture Brands International, Inc.

$ 9,000,000    Term loan, maturing June 27, 2004                        $    9,000,000

 31,000,000    Term loan, maturing June 27, 2007                            31,000,000
               Manufacturer of residential furniture

               Goodman Manufacturing Company, L.P.

  9,095,541    Term loan, maturing September 30, 2003                        9,095,541

 17,750,000    Term loan, maturing September 30, 2004                       17,750,000

 17,750,000    Term loan, maturing September 30, 2005                       17,750,000
               Manufacturer of heating/air conditioning equipment

               Sealy Mattress Company

  6,060,606    Term loan, maturing December 15, 2004                         6,060,606

  4,363,636    Term loan, maturing December 15, 2005                         4,363,636

  5,575,758    Term loan, maturing December 15, 2006                         5,575,758
               Manufactures bedding

               Simmons Company

  6,940,000    Term loan, maturing March 31, 2003                            6,940,000
               Manufactures bedding
--------------------------------------------------------------------------------------
                                                                        $  107,535,541
--------------------------------------------------------------------------------------

Household Products -- 0.5%
--------------------------------------------------------------------------------------

               Playtex Products, Inc.

$21,890,000    Term loan, maturing June 15, 2003                        $   21,890,000
               Manufactures and markets a diversified line of
               consumer products
--------------------------------------------------------------------------------------
                                                                        $   21,890,000
--------------------------------------------------------------------------------------

Housewares -- 0.2%
--------------------------------------------------------------------------------------

               Pillowtex Corporation

$ 6,500,000    Term loan, maturing December 31, 2004                    $    6,500,000
               Producer of textile products
--------------------------------------------------------------------------------------
                                                                        $    6,500,000
--------------------------------------------------------------------------------------

Insurance Brokers -- 0.5%
--------------------------------------------------------------------------------------

               Acordia, Inc.

$ 5,900,000    Term loan, maturing December 31, 2004                    $    5,900,000
               Provider of retail based brokerage services

               TRG Holding Corporation

 15,000,000    Term loan, maturing January 7, 2003                          15,000,000
               Provider of insurance services
--------------------------------------------------------------------------------------

                                                                         $  20,900,000
--------------------------------------------------------------------------------------

Leisure -- 3.9%
--------------------------------------------------------------------------------------

               24 Hour Fitness, Inc.

$10,000,000    Term loan, maturing December 31, 2004                    $   10,000,000
               Fitness center chain

               AMF Bowling Worldwide, Inc.

    219,595    Revolving loan, maturing March 31, 2002                         219,595

 13,336,620    Term loan, maturing March 31, 2002                           13,336,620
               Manufactures and operates bowling equipment and
               supplies

               AMF Group, Inc.

 14,799,106    Term loan, maturing March 31, 2003                           14,799,106

 13,007,981    Term loan, maturing March 31, 2004                           13,007,981
               Manufactures and operates bowling equipment and
               supplies

               ASC East, Inc.

  3,857,143    Term loan, maturing May 31, 2006                              3,857,143
               Operator of alpine resorts

               ASC West, Inc.

  9,642,857    Term loan, maturing May 31, 2006                              9,642,857
               Operator of alpine resorts

               Alliance Gaming Corporation

  7,129,464    Term loan, maturing January 31, 2005                          7,129,464

  2,850,000    Term loan, maturing July 31, 2005                             2,850,000
               Designs and manufacturing gaming machines

               Interval International Corporation

  6,625,000    Term loan, maturing December 16, 2005                         6,625,000

  6,625,000    Term loan, maturing December 15, 2006                         6,625,000
               Timeshare exchange operator

               KSL Recreation Group, Inc.

  6,653,572    Revolving loan, maturing April 30, 2005                       6,653,572

  7,028,846    Term loan, maturing April 30, 2005                            7,028,846

  7,028,846    Term loan, maturing April 30, 2006                            7,028,846
               Operates properties in the leisure, recreation,
               resort and travel fields

               Metro-Goldwyn-Mayer, Inc.

 25,000,000    Term loan, maturing December 31, 2006                        25,000,000
               Film and television production and distribution

               Mikohn Gaming Corporation

  5,000,000    Term loan, maturing April 1, 2004                             5,000,000
               Developer, manufacturer and distributor of gaming
               equipment

               Six Flags Theme Parks, Inc.

  6,649,355    Term loan, maturing June 23, 2001                             6,649,355

 10,137,000    Term loan, maturing June 23, 2003                            10,137,000
               Amusement parks
--------------------------------------------------------------------------------------
                                                                        $  155,590,385
--------------------------------------------------------------------------------------

Machinery -- 0.3%
--------------------------------------------------------------------------------------

               Numatics, Incorporated

$ 4,222,732    Term loan, maturing January 3, 2002                      $    4,222,732

  7,626,312    Term loan, maturing January 3, 2004                           7,626,312
               Manufactures air valves, cylinders, and air
               filtration and drying devices
--------------------------------------------------------------------------------------
                                                                        $   11,849,044
--------------------------------------------------------------------------------------

Manufacturing -- Diversified -- 4.7%
--------------------------------------------------------------------------------------

               AMSCAN Holdings, Inc.

$ 8,454,545    Term loan, maturing December 31, 2004                    $    8,454,545
               Designs, manufactures and distributes decorative
               party goods

               CFS Holding N.V.

  9,398,729    Term loan, maturing June 30, 2005                             9,398,729
               Supplier of integrated production lines for food
               processing and packaging

               Columbus McKinnon Corporation

  5,644,000    Revolving loan, maturing September 30, 2001                   5,644,000

  6,878,036    Term loan, maturing September 30, 2001                        6,878,036

 12,469,349    Term loan, maturing September 30, 2003                       12,469,349
               Manufacturer of hoists and lifting equipment

               Desa International, Inc.

  7,500,000    Term loan, maturing November 30, 2004                         7,500,000
               Manufactures indoor and outdoor heaters and specialty
               tools

               Foamex L.P.

  3,879,630    Revolving loan, maturing June 30, 2003                        3,879,630

  5,559,174    Term loan, maturing June 30, 2003                             5,559,174

  8,339,048    Term loan, maturing June 30, 2005                             8,339,048

  7,580,952    Term loan, maturing June 30, 2006                             7,580,952

  7,000,000    Term loan, maturing December 31, 2006                         7,000,000
               Manufactures flexible polyurethane and polymer foam
               products

               International Wire Group, Inc.

 23,962,617    Term loan, maturing September 30, 2002                       23,962,617
               Manufactures and markets copper wire and harnesses

               InteSys Technologies, Inc.

  4,390,244    Term loan, maturing December 31, 2001                         4,390,244
               Designs and manufactures plastic components for
               original equipment manufacturers

               Jackson Products, Inc.

  1,975,000    Term loan, maturing September 1, 2001                         1,975,000

  7,323,912    Term loan, maturing September 1, 2002                         7,323,912

  7,331,250    Term loan, maturing September 1, 2003                         7,331,250
               Manufactures and distributes safety equipment and
               reflective beads

               Joan Fabrics Corporation

$ 5,622,678    Revolving loan, maturing June 30, 2003                   $    5,622,678

 10,882,604    Term loan, maturing June 30, 2003                            10,882,604

 14,473,684    Term loan, maturing June 30, 2005                            14,473,684

  7,526,316    Term loan, maturing June 30, 2006                             7,526,316
               Manufacturer of velour fabrics for automotive and
               furniture systems

               Matthew Warren, Inc.

  6,922,328    Term loan, maturing February 28, 2004                         6,922,328
               Manufactures and distributes industrial spring
               products

               Panavision International, L.P.

  2,163,333    Revolving loan, maturing June 30, 2004                        2,163,333

  4,400,000    Term loan, maturing June 30, 2004                             4,400,000
               Manufactures lens and camera equipment

               Panolam Industries, Inc.

    828,000    Term loan, maturing November 1, 2002                            828,000

  4,564,000    Term loan, maturing November 1, 2004                          4,564,000

  2,608,000    Term loan, maturing November 1, 2005                          2,608,000

  2,000,000    Term loan, maturing May 1, 2006                               2,000,000
               Designs, manufactures and markets decorative
               thermally- fused melamine panels
--------------------------------------------------------------------------------------
                                                                        $  189,677,429
--------------------------------------------------------------------------------------

Medical Products -- 1.0%
--------------------------------------------------------------------------------------

               Graphic Controls Corporation

$10,786,925    Term loan, maturing August 28, 2003                      $   10,786,925

  4,890,890    Term loan, maturing September 28, 2003                        4,890,890
               Recording and monitoring devices

               Nutramax Products, Inc.

  3,936,944    Term loan, maturing December 31, 2003                         3,936,944

  6,000,000    Term loan, maturing September 30, 2004                        6,000,000
               Manufactures and markets private label health and
               personal care products

               Sterling Diagnostic Imaging, Inc.

 15,000,000    Term loan, maturing December 30, 2005                        15,000,000
               Manufacturer and marketer of medical x-ray imaging
               films and related products
--------------------------------------------------------------------------------------
                                                                        $   40,614,759
--------------------------------------------------------------------------------------

Metals -- 0.2%
--------------------------------------------------------------------------------------

               U.S. Silica Company

$ 4,145,337    Term loan, maturing December 31, 2001                    $    4,145,337

  3,893,333    Term loan, maturing December 31, 2003                         3,893,333
               Producer of industrial silica
--------------------------------------------------------------------------------------
                                                                        $    8,038,670
--------------------------------------------------------------------------------------

Miscellaneous -- 1.5%
--------------------------------------------------------------------------------

               Allied Waste North America

$ 7,200,000    Term loan, maturing October 17, 2003                     $    7,200,000

  7,644,000    Term loan, maturing December 31, 2003                         7,644,000
               Non-hazardous solid waste management

               LESI, Inc.

  7,462,500    Term loan, maturing May 15, 2004                              7,462,500

  7,462,500    Term loan, maturing May 15, 2005                              7,462,500
               Hazardous solid waste management

               Prime Succession, Inc.

 15,822,222    Term loan, maturing August 1, 2003                           15,822,222
               Operator of funeral homes and cemeteries

               Rose Hills Company

  9,800,447    Term loan, maturing December 1, 2003                          9,800,447
               Operator of funeral homes and cemeteries

               Walco International, Inc.

  4,966,667    Term loan, maturing March 31, 2004                            4,966,667
               Distributes food animal health products
--------------------------------------------------------------------------------------
                                                                        $   60,358,336
--------------------------------------------------------------------------------------

Office Equipment and Supplies -- 0.6%
--------------------------------------------------------------------------------------

               F.M.E. Corporation (Neopost, S.A.)

$12,314,749    Term loan, maturing June 24, 2006                        $   12,314,749
               Producer of mailroom products

               Identity Group, Inc.

  9,949,749    Term loan, maturing November 22, 2003                         9,949,749
               Manufactures and distributes ink delivery products
--------------------------------------------------------------------------------------
                                                                        $   22,264,498
--------------------------------------------------------------------------------------

Paper and Forest Products -- 0.7%
--------------------------------------------------------------------------------------

               Bear Island Paper Company, LLC

$ 9,000,000    Term loan, maturing December 31, 2005                    $    9,000,000
               Producer of news print

               S.D. Warren Company

 19,578,400    Term loan, maturing December 20, 2002                        19,578,400
               Major U.S. producer of coated free paper
--------------------------------------------------------------------------------------
                                                                        $   28,578,400
--------------------------------------------------------------------------------------

Publishing -- 2.4%
--------------------------------------------------------------------------------------

               Cullman Ventures, Inc.

$15,000,000    Term loan, maturing January 31, 2004                     $   15,000,000
               Producer of calendars, organizers, diaries and
               related products

               Cygnus Publishing, Inc.

 13,500,000    Term loan, maturing June 5, 2005                             13,500,000
               Leader in the education, media and information
               businesses

               Primedia, Inc.

  8,770,000    Revolving loan, maturing June 30, 2004                        8,770,000

 31,500,000    Term loan, maturing June 30, 2004                            31,500,000
               Leader in the education, media and information
               businesses

               Rand McNally & Company

  1,000,000    Term loan, maturing April 30, 2005                            1,000,000

  4,500,000    Term loan, maturing April 30, 2006                            4,500,000
               Provider of geographic information

               Von Hoffman Press, Inc.

  5,768,143    Term loan, maturing May 30, 2004                              5,768,143

  5,768,143    Term loan, maturing May 30, 2005                              5,768,143
               Manufactures textbooks for educational purposes

               Yellow Book USA, L.P.

  5,000,000    Term loan, maturing September 30, 2005                        5,000,000

  3,692,308    Term loan, maturing December 31, 2005                         3,692,308

  2,307,692    Term loan, maturing December 31, 2006                         2,307,692
               Publisher of yellow pages directories
--------------------------------------------------------------------------------------
                                                                        $   96,806,286
--------------------------------------------------------------------------------------

Publishing -- Newspapers -- 2.0%
--------------------------------------------------------------------------------------

               21st Century Newspapers, Inc.

$ 9,500,000    Term loan, maturing February 15, 2005                    $    9,500,000
               Community newspaper

               American Media Operations, Inc.

    774,471    Revolving loan, maturing September 30, 2002                     774,471

 15,939,857    Term loan, maturing September 30, 2002                       15,939,857
               Weekly periodical publisher

               Garden State Newspapers, Inc.

    505,263    Revolving loan, maturing June 30, 2003                          505,263

          0    Revolving loan, maturing March 31, 2004                               0

  1,473,684    Term loan, maturing March 31, 2004                            1,473,684
               Suburban newspaper

               Journal Register Company

  8,168,237    Term loan, maturing June 30, 2000                             8,168,237

 22,462,955    Term loan, maturing December 31, 2002                        22,462,955

  4,084,118    Term loan, maturing May 5, 2003                               4,084,118
               Suburban newspaper

               Morris Communications Corporation

 20,000,000    Term loan, maturing June 30, 2005                            20,000,000
               Daily and non-daily publisher
--------------------------------------------------------------------------------------
                                                                        $   82,908,585
--------------------------------------------------------------------------------------

Railroads -- 0.2%
--------------------------------------------------------------------------------------

               I & M Rail Link, LLC

$ 2,800,000    Revolving loan, maturing March 31, 2004                  $    2,800,000

  6,880,000    Term loan, maturing March 31, 2004                            6,880,000
               Railway operating firm
--------------------------------------------------------------------------------------
                                                                        $    9,680,000
--------------------------------------------------------------------------------------

Restaurants -- 2.4%
--------------------------------------------------------------------------------------

               Friendly Ice Cream Corporation

$ 1,285,714    Term loan, maturing November 15, 2004                    $    1,285,714

  6,428,572    Term loan, maturing November 15, 2005                         6,428,572
               Operates full service casual dining restaurants

               Houlihan's Restaurants, Inc.

  4,975,000    Term loan, maturing April 15, 2004                            4,975,000
               Operates full service casual dining restaurants

               Long John Silver's Restaurants, Inc.

  7,031,065    Term loan, maturing September 30, 2002                        7,031,065
               Seafood restaurants

               Shoney's Inc.

  4,750,000    Term loan, maturing April 30, 2002                            4,750,000

  9,975,000    Term loan, maturing April 30, 2002                            9,975,000
               Operates full service casual dining restaurants

               Tricon Global Restaurants, Inc.

 63,960,000    Term loan, maturing October 2, 2002                          63,960,000
               Quick service restaurant provider
--------------------------------------------------------------------------------------
                                                                        $   98,405,351
--------------------------------------------------------------------------------------

Retail Stores -- Drug Stores -- 0.3%
--------------------------------------------------------------------------------------

               Duane Reade, Inc.

$12,468,499    Term loan, maturing June 15, 2002                        $   12,468,499
               Retail drug stores
--------------------------------------------------------------------------------------
                                                                        $   12,468,499
--------------------------------------------------------------------------------------

Retail Stores -- Food Chains -- 2.9%
--------------------------------------------------------------------------------------

               Pathmark Stores, Inc.

$32,963,333    Term loan, maturing December 15, 2001                    $   32,963,333
               Supermarket chain in New York Metro Area

               Ralphs Grocery Company

 26,601,905    Term loan, maturing February 15, 2003                        26,601,905

 37,715,000    Term loan, maturing February 15, 2004                        37,715,000
               Third largest supermarket chain in Southern
               California

               Star Market Company, Inc.

 10,042,105    Term loan, maturing December 31, 2001                        10,042,105

  7,884,211    Term loan, maturing December 31, 2002                         7,884,211
               Supermarket chain in Massachusetts
--------------------------------------------------------------------------------------
                                                                        $  115,206,554
--------------------------------------------------------------------------------------

Retail -- Specialty -- 1.3%
--------------------------------------------------------------------------------------

               CSK Auto, Inc.

$15,000,000    Term loan, maturing October 31, 2003                     $   15,000,000
               Retailer of automotive parts and accessories

               Griffith Consumers Company

  5,559,874    Term loan, maturing December 31, 2000                         5,559,874

 10,001,068    Term loan, maturing December 31, 2002                        10,001,068

  7,717,437    Term loan, maturing December 31, 2003                         7,717,437
               Retail petroleum distributor

               Petro Stopping Centers

  6,555,556    Term loan, maturing December 31, 2003                         6,555,556
               Operator of full-service truck stops

               Travelcenters of America, Inc.

  7,975,000    Term loan, maturing March 27, 2005                            7,975,000
               Operator of truck stops
--------------------------------------------------------------------------------------
                                                                        $   52,808,935
--------------------------------------------------------------------------------------

Steel -- 0.2%
--------------------------------------------------------------------------------------

               UCAR Global Enterprises, Inc.

$ 8,000,000    Term loan, maturing December 31, 2002                    $    8,000,000
               Processing materials for steel industry
--------------------------------------------------------------------------------------
                                                                        $    8,000,000
--------------------------------------------------------------------------------------

Telecommunications -- 1.0%
--------------------------------------------------------------------------------------

               Access Communications, Inc.

$10,000,000    Term loan, maturing December 31, 2004                    $   10,000,000
               Provider of long distance and other
               telecommunications services

               Arch Communications Enterprises, Inc.

 10,500,000    Term loan, maturing December 31, 2003                        10,500,000
               Paging service provider

               Price Communications Wireless, Inc.

  1,883,333    Revolving loan, maturing September 30, 2005                   1,883,333

  1,666,667    Term loan, maturing September 30, 2005                        1,666,667

 18,000,000    Term loan, maturing September 30, 2006                       18,000,000
               Cellular systems provider
--------------------------------------------------------------------------------------
                                                                        $   42,050,000
--------------------------------------------------------------------------------------

Telephone -- 0.2%
--------------------------------------------------------------------------------------

               NSC Communications Corporation

$ 4,563,045    Revolving loan, maturing April 1, 2003                   $    4,563,045

  4,378,846    Term loan, maturing October 1, 2003                           4,378,846
               Independent payphone provider
--------------------------------------------------------------------------------------
                                                                        $    8,941,891
--------------------------------------------------------------------------------------

Textiles -- 1.8%
--------------------------------------------------------------------------------------

               CAF Holdings, Inc.

$ 4,694,118    Term loan, maturing June 30, 2002                        $    4,694,118
               Manufactures and markets commercial floorcovering

               Collins & Aikman Products Company

 31,685,196    Term loan, maturing December 31, 2002                        31,685,196
               Automotive products, residential upholstery fabrics,
               and wallcoverings

               GFSI, Inc. (Gear for Sports)

 13,930,000    Term loan, maturing March 31, 2004                           13,930,000
               Designs, manufactures and markets custom design
               sportswear and activewear

               Renfro Corporation

  5,000,000    Term loan, maturing November 15, 2003                         5,000,000
               Manufactures socks

               The William Carter Company

  6,174,000    Term loan, maturing October 31, 2003                          6,174,000
               Manufacturer and distributor of children's apparel

               Walls Industries, Inc.

  5,042,552    Term loan, maturing February 28, 2005                         5,042,552

  6,861,703    Term loan, maturing February 28, 2006                         6,861,703
               Manufactures and markets workwear, hunting and
               outdoor apparel and outerwear
--------------------------------------------------------------------------------------
                                                                        $   73,387,569
--------------------------------------------------------------------------------------

Toys -- 0.2%
--------------------------------------------------------------------------------------

               Hedstrom Corporation

$ 1,973,333    Term loan, maturing June 30, 2003                        $    1,973,333

  7,224,107    Term loan, maturing June 30, 2005                             7,224,107
               Manufactures swingsets and other children's toys
--------------------------------------------------------------------------------------
                                                                        $    9,197,440
--------------------------------------------------------------------------------------

Transportation -- 0.8%
--------------------------------------------------------------------------------------

               Atlas Freighter Leasing, Inc.

$ 5,500,000    Term loan, maturing May 29, 2004                         $    5,500,000
               Aircraft leasing

               Evergreen International Aviation, Inc.

 19,836,002    Term loan, maturing April 30, 2002                           19,836,002
               Air cargo carrier

               Gemini Leasing, Inc.

  7,500,000    Term loan, maturing December 31, 2002                         7,500,000
               Air cargo carrier
--------------------------------------------------------------------------------------
                                                                        $   32,836,002
--------------------------------------------------------------------------------------

Utilities -- 1.2%
--------------------------------------------------------------------------------------

               AES CEMIG Funding Corporation

$25,575,000    Term loan, maturing August 28, 1998                      $   25,575,000
               Global power company

               AESEBA Funding Corporation

 20,925,000    Term loan, maturing August 28, 1998                          20,925,000
               Global power company
--------------------------------------------------------------------------------------
                                                                        $   46,500,000
--------------------------------------------------------------------------------------

Total Senior, Secured, Floating-Rate Interests
  (identified cost, $3,657,069,972)                                     $3,657,069,972
--------------------------------------------------------------------------------------

Common Stocks -- 0.1%

Shares/Rights        Security                                           Value
--------------------------------------------------------------------------------------
    806,708    America's Favorite Chicken Company,
               Common Stock*                                            $    2,675,850

        608    Classic Cable Common Stock Warrants *                                 0

     34,364    PSI Acquisition Corporation, Warrants *                               0
--------------------------------------------------------------------------------------

Total Common Stocks
  (identified cost, $0)                                                 $    2,675,850
--------------------------------------------------------------------------------------
Short-Term Investments -- 6.4%

Principal      Maturity
Amount         Date      Borrower                               Rate    Amount
--------------------------------------------------------------------------------------

$35,193,644    01/02/98  American General Finance Company       6.50%   $   35,193,644

 46,891,532    01/02/98  American General Company               6.50%       46,891,532

 41,244,016    01/09/98  American Express Credit Corporation    6.10%       41,244,016

 85,876,014    01/02/98  Associate Corporation of N.A.          6.70%       85,876,014

 49,990,764    01/02/98  CXC Incorporated                       6.65%       49,990,764
--------------------------------------------------------------------------------------

Total Short-Term Investments,
  at amortized cost                                                     $  259,195,970
--------------------------------------------------------------------------------------

Total Investments -- 97.1%
  (identified cost, $3,916,265,942)                                     $3,918,941,792
--------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.9%                                  $  116,130,133
--------------------------------------------------------------------------------------

Total Net Assets -- 100%                                                $4,035,071,925
--------------------------------------------------------------------------------------

*Non-income producing security.

Note: The description of the principal business for each security set forth above is unaudited.

Senior Debt Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

(Expressed in United States Dollars)

As of December 31, 1997

Assets
-------------------------------------------------------------------------------

Investments, at value (Note 1A)
  (identified cost, $3,916,265,942)                              $3,918,941,792

Cash                                                                 93,405,242

Receivable for investments sold                                         448,058

Interest receivable                                                  25,786,574

Miscellaneous receivable                                                101,715

Prepaid expenses                                                        979,673

Deferred organization expenses (Note 1D)                                 31,613
-------------------------------------------------------------------------------

Total assets                                                     $4,039,694,667
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------

Deferred facility fee income (Note 1B)                           $    4,370,655

Payable to affiliate for Trustees' fees (Note 2)                          7,463

Accrued expenses                                                        244,624
-------------------------------------------------------------------------------

Total liabilities                                                $    4,622,742
-------------------------------------------------------------------------------

Net Assets applicable to investors' interest in Portfolio        $4,035,071,925
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------

Net proceeds from capital contributions and withdrawals          $4,032,396,075

Net unrealized appreciation of investments
  (computed on the basis of identified cost)                          2,675,850
-------------------------------------------------------------------------------

Total                                                            $4,035,071,925
-------------------------------------------------------------------------------

Statement of Operations
(Expressed in United States Dollars)

For the Year Ended
December 31, 1997

Investment Income (Note 1B)
-------------------------------------------------------------------------------

Interest income                                                   $ 283,456,988

Facility fees earned                                                  4,774,292
-------------------------------------------------------------------------------

Total income                                                      $ 288,231,280
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------

Investment adviser fee (Note 2)                                   $  31,751,900

Compensation of Trustees not members of the Investment Adviser's
  organization (Note 2)                                                  29,283

Custodian fee                                                         1,008,778

Legal and accounting services                                           608,361

Amortization of organization expenses (Note 1D)                           6,205

Interest expense (Note 4)                                               610,023

Miscellaneous                                                           202,512
-------------------------------------------------------------------------------

Total expenses                                                    $  34,217,062
-------------------------------------------------------------------------------

Net investment income                                             $ 254,014,218
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------------

Net realized gain (loss) --

  Investment transactions (identified cost basis)                 $  (9,000,530)
-------------------------------------------------------------------------------

Net realized loss on investments                                  $  (9,000,530)
-------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --

  Investments (identified cost basis)                             $   8,549,067
-------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)
  of investments                                                  $   8,549,067
-------------------------------------------------------------------------------

Net realized and unrealized loss on investments                   $    (451,463)
-------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 253,562,755
-------------------------------------------------------------------------------

Senior Debt Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
(Expressed in United States Dollars)

Increase (Decrease)                         Year Ended         Year Ended
in Net Assets                               December 31, 1997  December 31, 1996
--------------------------------------------------------------------------------

From operations --

  Net investment income                     $  254,014,218     $  171,247,196

  Net realized loss on investments              (9,000,530)        (2,509,974)

  Net change in unrealized appreciation
    (depreciation) of investments                8,549,067         (1,387,860)
--------------------------------------------------------------------------------

Net increase in net assets from operations  $  253,562,755     $  167,349,362
--------------------------------------------------------------------------------

Capital transactions --

  Contributions                             $1,646,867,281     $1,604,853,413

  Withdrawals                                 (875,432,567)      (383,467,171)
--------------------------------------------------------------------------------

Net increase in net assets from capital
  transactions                              $  771,434,714     $1,221,386,242
--------------------------------------------------------------------------------

Net increase in net assets                  $1,024,997,469     $1,388,735,604
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------

At beginning of year                        $3,010,074,456     $1,621,338,852
--------------------------------------------------------------------------------

At end of year                              $4,035,071,925     $3,010,074,456
--------------------------------------------------------------------------------

Statement of Cash Flows
(Expressed in United States Dollars)

                                                               Year Ended
Increase (Decrease) in Cash                                    December 31, 1997
--------------------------------------------------------------------------------

Cash Flows From (Used For) Operating Activities --

  Purchases of loan interests                                   $(3,700,509,536)

  Proceeds from sales and principal repayments                    2,500,784,081

  Interest received                                                 275,103,446

  Facility fees received                                              2,015,430

  Interest paid                                                        (612,171)

  Operating expenses paid                                           (33,707,774)

  Net decrease in short-term investments                            170,130,743
--------------------------------------------------------------------------------

Net cash used for operating activities                          $  (786,795,781)
--------------------------------------------------------------------------------

Cash Flows From (For) Financing Activities --

  Proceeds from capital contributions                           $ 1,646,867,281

  Payments for capital withdrawals                                 (875,432,567)
--------------------------------------------------------------------------------

Net cash provided from financing activities                     $   771,434,714
--------------------------------------------------------------------------------

Net decrease in cash                                            $   (15,361,067)
--------------------------------------------------------------------------------

Cash at Beginning of Year                                       $   108,766,309
--------------------------------------------------------------------------------

Cash at End of Year                                             $    93,405,242
-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
-------------------------------------------------------------------------------

Net increase in net assets from operations                      $   253,562,755

Decrease in receivable for investments sold                             388,141

Increase in interest receivable                                      (8,354,627)

Decrease in miscellaneous receivable                                      1,085

Increase in prepaid expenses                                            (55,524)

Decrease in deferred organization expense                                 6,205

Decrease in deferred facility fee income                             (4,768,902)

Decrease in payable to affiliate                                           (420)

Decrease in accrued expenses                                            (53,144)

Net increase in investments                                      (1,027,521,350)
-------------------------------------------------------------------------------

Net cash used for operating activities                          $  (786,795,781)
-------------------------------------------------------------------------------

Supplementary Data (Expressed in United States Dollars)

                                                 Year Ended December 31,
                                      ------------------------------------------
                                          1997          1996           1995*
--------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------

Operating expenses                          0.94%          0.98%          1.01%+

Interest expense                            0.02%          0.04%          0.13%+

Net investment income                       7.12%          7.17%          7.95%+

Portfolio Turnover                            81%            75%            39%
------------------------------------------------------------------------------

Net assets, end of period
  (000s omitted)                      $4,035,072     $3,010,074     $1,621,339
------------------------------------------------------------------------------

+Annualized.

*For the period from the start of business, February 22, 1995 to December 31, 1995.

Senior Debt Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The Policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments in interests in loans (Loan Interests) are valued at fair value by the Portfolio's investment adviser, Boston Management and Research, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Loan Interest, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Loan Interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on evaluations of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Loan Interest including price quotations for and trading in the Loan Interest and interests in similar loans and the market environment and investor attitudes towards the Loan Interest and interests in similar loans; (v) the reputation and financial condition of the agent bank and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Loan Interest. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Loan Interests is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the statement of operations.

  G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  An investment advisory fee is paid to Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the year ended December 31, 1997, the effective annual rate, based on average daily gross assets, was 0.89% and amounted to $31,751,900. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1997, no significant amounts have been deferred.

3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in Loan Interests. The ability of the issuers of the Loan Interests to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Loan Interests and other securities for the year ended December 31, 1997 aggregated $3,700,509,536 and $2,502,405,980, respectively.

4 Short-Term Debt and Credit Agreements
--------------------------------------------------------------------------------
  The Portfolio has entered into a revolving credit agreement that will allow the Portfolio to borrow an additional $250 million to support the issuance of commercial paper and to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate.
  Interest expense includes a commitment fee of approximately $452,100 which is computed at the annual rate of 0.20% of the revolving credit agreement. There were no significant borrowings under this agreement during the year ended December 31, 1997. As of December 31, 1997, the Portfolio had no commercial paper outstanding.

5 Federal Income Tax Basis of Investment Securities
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at December 31, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                     $3,916,265,942
  --------------------------------------------------------------------

  Gross unrealized appreciation                        $  2,675,850

  Gross unrealized depreciation                              --

  --------------------------------------------------------------------

  Net unrealized appreciation                          $  2,675,850

  --------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of December 31, 1997, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for each of the two years then ended and for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Loan Interests owned at December 31, 1997 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 1997, the results of its operations and its cash flows, the changes in net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Loan Interests and certain other securities held by the Portfolio valued at $3,657,069,972 (90.6% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Loan Interest or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair value of such Loan Interests and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

                                             DELOITTE & TOUCHE
                                             Grand Cayman, Cayman Islands
                                             British West Indies
                                             February 13, 1998

EATON VANCE PRIME RATE RESERVES as of December 31, 1997
INVESTMENT MANAGEMENT

EATON VANCE PRIME RATE RESERVES

Officers                               Independent Trustees
JAMES B. HAWKES                        DONALD R. DWIGHT
President and Trustee                  President, Dwight Partners, Inc.

M. DOZIER GARDNER                      SAMUEL L. HAYES, III
Vice President and Trustee             Jacob H. Schiff Professor of Investment
                                       Banking, Harvard University Graduate
JAMES L. O'CONNOR                      School of Business Administration
Treasurer
                                       NORTON H. REAMER
ALAN R. DYNNER                         President and Director, United Asset
Secretary                              Management Corporation

                                       JOHN L. THORNDIKE
                                       Investment Adviser and Consultant

SENIOR DEBT PORTFOLIO

Officers                               Independent Trustees

JAMES B. HAWKES                        DONALD R. DWIGHT
President and Trustee                  President, Dwight Partners, Inc.

M. DOZIER GARDNER                      SAMUEL L. HAYES, III
Vice President and                     Jacob H. Schiff Professor of Investment
Trustee                                Banking, Harvard University Graduate
                                       School of Business Administration
RAYMOND O'NEILL
Vice President                         NORTON H. REAMER
                                       President and Director, United Asset
MICHEL NORMANDEAU                      Management Corporation
Vice President
                                       JOHN L. THORNDIKE
JAMES L. O'CONNOR                      Formerly Director, Fiduciary Company
Treasurer                              Incorporated

ALAN R. DYNNER                         JACK L. TREYNOR
Secretary                              Investment Adviser and Consultant

SCOTT H. PAGE
Vice President and
  Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
  Co-Portfolio Manager

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EATON VANCE PRIME RATE RESERVES
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800)225-6265

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

BANKING COUNSEL
Mayer, Brown & Platt
787 Seventh Avenue
New York, NY 10019

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

EATON VANCE
PRIME RATE RESERVES
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

                                                                    M-PRSRC-2/98